Income Taxes - Changes in Uncertain Tax Positions Exclusive of Effect of Interest and Penalties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of unrecognized tax benefits, excluding amounts pertaining to examined tax returns
Balance at January 1,	$ 950	$ 2,080	$ 2,257
Tax positions taken in prior periods:
Gross increases	2		22
Gross decreases			(64)
Tax positions taken in current period:
Gross increases	13	11	7
Settlements with taxing authorities			(142)
Lapse of applicable statute of limitations	(587)	(1,141)
Balance at December 31,	$ 378	$ 950	$ 2,080